Nature of Business	12 Months Ended
Dec. 31, 2019
General Information
Nature of Business

(1)          Nature of Business

AdaptHealth Corp. and subsidiaries (AdaptHealth or the Company), f/k/a DFB Healthcare Acquisitions Corp. (DFB), a Delaware corporation, was originally formed in November 2017 as a publicly traded special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving one or more businesses.

On July 8, 2019, AdaptHealth Holdings LLC (AdaptHealth Holdings) entered into an Agreement and Plan of Merger (the Merger Agreement), as amended on October 15, 2019, with DFB, pursuant to which AdaptHealth Holdings combined with DFB (the Business Combination). The merger was approved by DFB’s stockholders, and the Business Combination closed on November 8, 2019. AdaptHealth Holdings was the accounting acquirer in the merger, which was treated as a reverse recapitalization. Accordingly, for accounting purposes, the merger was treated as the equivalent of AdaptHealth Holdings issuing stock for the net assets of DFB, accompanied by a recapitalization. The net assets of DFB were stated at historical costs in the Company’s consolidated financial statements, with no goodwill or intangible assets recorded. In connection with the Business Combination, the name of the combined company was changed to AdaptHealth Corp.

Pursuant to the Merger Agreement, on the closing date, the Company contributed cash to AdaptHealth Holdings in exchange for AdaptHealth Holdings common unit interests equal to the number of shares of the Company’s Class A Common Stock outstanding on the closing date. In connection with the Business Combination, the Company also issued and sold in a private placement an aggregate of 12,500,000 shares of Class A Common Stock for aggregate consideration of $125,000,000. In addition, the Company (1) issued 17,386,201 shares of Class A Common Stock to certain members of AdaptHealth Holdings in exchange for their interests in AdaptHealth Holdings, and (2) issued 32,113,799 shares of Class B Common Stock to certain members of AdaptHealth Holdings who retained their common unit interests in AdaptHealth Holdings.

The number of shares issued and outstanding of the Company immediately following the closing of the Business Combination is summarized in the table below:

	Class A Common Stock	Class B Common Stock
Total shares outstanding prior to the Business Combination	31,250,000	—
Less: redemption of public shares	(20,840,035)	—
Add: shares issued in private placement	12,500,000	—
Add: shares issued in connection with the Business Combination	17,386,201	32,113,799
Total shares outstanding at the closing date of the Business Combination	40,296,166	32,113,799

Following the completion of the Business Combination, substantially all of the Company’s assets and operations are held and conducted by AdaptHealth Holdings and its subsidiaries, and the Company’s only assets are equity interests which represented a 56% controlling ownership of AdaptHealth Holdings as of November 8, 2019.

Following the completion of the Business Combination, certain members of AdaptHealth Holdings who retained their common unit interests in AdaptHealth Holdings, held the remaining 44% noncontrolling ownership as of November 8, 2019. These members hold common unit interests of AdaptHealth Holdings and a corresponding number of non-economic Class B Common stock, which enables the holder to one vote per share.

Unless the context otherwise requires, “the Company”, “we,” “us,” and “our” refer, for periods prior to the completion of the Business Combination, to AdaptHealth Holdings and its subsidiaries and, for periods upon or after the completion of the Business Combination, to AdaptHealth Corp. and its subsidiaries, including AdaptHealth Holdings and its subsidiaries.

AdaptHealth is a leading provider of home healthcare equipment and related services in the United States. AdaptHealth focuses primarily on providing (i) sleep therapy equipment, supplies and related services (including CPAP and bi‑PAP services) to individuals suffering from obstructive sleep apnea (OSA), (ii) home medical equipment to patients discharged from acute care and other facilities and (iii) oxygen and related chronic therapy services in the home. AdaptHealth also provides hospice‑focused home medical equipment (HME) services, wound therapy and nutritional HME services. AdaptHealth services beneficiaries of Medicare, Medicaid and commercial insurance payors.